Statement of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital	Contributed surplus	Retained earnings [member]	Foreign currency translation	Available for sale assets	Attributable to equity holders	Non-controling interest
Balance beginning period at Dec. 31, 2015	$ 5,545,279	$ 1,862,646	$ 209,115	$ 3,241,902	$ 233,918	$ (561)	$ 5,547,020	$ (1,741)
Net loss	(59,879)	0	0	(61,611)	0	0	(61,611)	1,732
Other comprehensive income (loss)	(75,660)	0	0	(2,109)	(77,507)	3,790	(75,826)	166
Total comprehensive loss for the year	(135,539)	0	0	(63,720)	(77,507)	3,790	(137,437)	1,898
Share-based compensation	14,101	0	14,101	0	0	0	14,101	0
Restricted and performance share units released	(7,003)	0	(7,003)	0	0	0	(7,003)	0
Dividends	(158,310)	0	0	(158,310)	0	0	(158,310)	0
Balance ending period at Dec. 31, 2016	5,258,528	1,862,646	216,213	3,019,872	156,411	3,229	5,258,371	157
Net loss	(204,718)	0	0	(204,942)	0	0	(204,942)	224
Other comprehensive income (loss)	(44,459)	0	0	(6,216)	(44,070)	5,837	(44,449)	(10)
Total comprehensive loss for the year	(249,177)	0	0	(211,158)	(44,070)	5,837	(249,391)	214
Share-based compensation	13,960	0	13,960	0	0	0	13,960	0
Stock options exercised	5	6	(1)	0	0	0	5	0
Restricted and performance share units released	(5,360)	0	(5,360)	0	0	0	(5,360)	0
Dividends	(158,297)	0	0	(158,297)	0	0	(158,297)	0
Balance ending period at Dec. 31, 2017	$ 4,859,659	$ 1,862,652	$ 224,812	$ 2,650,417	$ 112,341	$ 9,066	$ 4,859,288	$ 371